Property, Plant and Equipment - Detailed Information About Property, Plant and Equipment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 26,678
Ending balance		26,671	$ 26,678
Carrying amount		26,671	26,678
Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		50,742	48,993
Effect of movements in foreign exchange		(983)	(1,616)
Acquisitions		4,279	4,739
Acquisitions through business combinations		0	2
Disposals through sale and derecognition		(1,822)	(1,301)
Disposals through the sale of subsidiaries		(13)	(51)
Transfer (to)/from other asset categories and other movements	[1]	66	(23)
Ending balance		52,269	50,742
Carrying amount		52,269	50,742
Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(26,284)	(24,802)
Effect of movements in foreign exchange		507	813
Depreciation		(3,530)	(3,384)
Disposals through sale and derecognition		1,631	1,168
Disposals through the sale of subsidiaries		8	46
Impairment losses		(172)	(182)
Transfer (to)/from other asset categories and other movements		(186)	57
Ending balance		(28,024)	(26,284)
Carrying amount		(28,024)	(26,284)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		8,082
Ending balance		8,007	8,082
Carrying amount		8,007	8,082
Land and buildings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12,374
Effect of movements in foreign exchange		(208)
Acquisitions		27
Acquisitions through business combinations		0
Disposals through sale and derecognition		(154)
Disposals through the sale of subsidiaries		(1)
Transfer (to)/from other asset categories and other movements	[1]	554
Ending balance		12,591	12,374
Carrying amount		12,591	12,374
Land and buildings [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(4,292)
Effect of movements in foreign exchange		82
Depreciation		(423)
Disposals through sale and derecognition		66
Impairment losses		(3)
Transfer (to)/from other asset categories and other movements		(14)
Ending balance		(4,584)	(4,292)
Carrying amount		(4,584)	(4,292)
Plant and equipment fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		13,915
Ending balance		14,033	13,915
Carrying amount		14,033	13,915
Plant and equipment fixtures and fittings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		35,906
Effect of movements in foreign exchange		(729)
Acquisitions		1,340
Acquisitions through business combinations		0
Disposals through sale and derecognition		(1,667)
Disposals through the sale of subsidiaries		(12)
Transfer (to)/from other asset categories and other movements	[1]	2,634
Ending balance		37,473	35,906
Carrying amount		37,473	35,906
Plant and equipment fixtures and fittings [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(21,992)
Effect of movements in foreign exchange		425
Depreciation		(3,106)
Disposals through sale and derecognition		1,565
Disposals through the sale of subsidiaries		8
Impairment losses		(168)
Transfer (to)/from other asset categories and other movements		(172)
Ending balance		(23,440)	(21,992)
Carrying amount		(23,440)	(21,992)
Under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,462
Ending balance		2,205	2,462
Carrying amount		2,205	2,462
Under construction [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,462
Effect of movements in foreign exchange		(46)
Acquisitions		2,912
Acquisitions through business combinations		0
Disposals through sale and derecognition		(1)
Transfer (to)/from other asset categories and other movements	[1]	(3,122)
Ending balance		2,205	2,462
Carrying amount		2,205	2,462
Under construction [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses		0
Transfer (to)/from other asset categories and other movements		0
Property Plant And Equipment Owned [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		24,459
Ending balance		24,245	24,459
Carrying amount		$ 24,245	$ 24,459

[1]	The transfer (to)/from other asset categories and other movements relates mainly to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the statement of financial position of property, plant and equipment held for sale in accordance with IFRS 5 Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29 Financial reporting in hyperinflationary economies.